Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 1,159,079	$ 657,714
Short-term investments	234,606	359,198
Accounts receivable, net of allowance for doubtful accounts of $9,270 and $8,008 in 2018 and 2017, respectively	351,612	329,138
Income taxes receivable	34,936	39,509
Inventories, net	162,912	155,927
Fair value of derivative instruments - current	102,754	7,480
Prepaid expenses and other current assets	109,161	99,007
Total current assets	2,155,060	1,647,973
Long-term assets:
Property, plant and equipment, net of accumulated depreciation of $603,430 and $564,588 in 2018 and 2017, respectively	511,659	494,321
Goodwill	2,108,536	2,012,904
Intangible assets, net of accumulated amortization of $1,194,679 and $1,117,423 in 2018 and 2017, respectively	475,043	499,318
Deferred income taxes	42,896	39,353
Fair value of derivative instruments - long-term	295,363	224,398
Other long-term assets (of which $24,300 and $17,713 in 2018 and 2017 due from related parties, respectively)	159,775	120,249
Total long-term assets	3,593,272	3,390,543
Total assets	5,748,332	5,038,516
Current liabilities:
Current portion of long-term debt	503,116	0
Accounts payable	69,415	59,205
Fair value of derivative instruments - current	106,594	2,424
Accrued and other current liabilities (of which $5,488 and $9,028 due to related parties in 2018 and 2017, respectively)	263,017	241,690
Income taxes payable	30,047	21,473
Total current liabilities	972,189	324,792
Long-term liabilities:
Long-term debt, net of current portion	1,671,090	1,758,258
Deferred income taxes	63,411	76,727
Fair value of derivative instruments - long-term	317,393	253,389
Other long-term liabilities (of which $3,075 due to related parties in 2017)	89,279	84,354
Total long-term liabilities	2,141,173	2,172,728
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued — 230,829 shares in 2018 and 2017, respectively	2,702	2,702
Additional paid-in capital	1,742,191	1,630,095
Retained earnings	1,379,624	1,247,945
Accumulated other comprehensive loss	(310,644)	(220,759)
Less treasury shares, at cost— 5,320 and 4,272 shares in 2018 and 2017, respectively	(178,903)	(118,987)
Total equity	2,634,970	2,540,996
Total liabilities and equity	$ 5,748,332	$ 5,038,516